Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
Property, equipment and software, net as of December 31, 2018 and 2019 consist of the following:

	As of December 31
	2018	2019
	RMB	RMB
Computer and electronic equipment	11,250	14,546
Software	3,706	8,947
Office furniture and equipment	1,094	1,153
Leasehold improvement	—	1,473

Total	16,050	26,119
Less: Accumulated depreciation and amortization	(8,244)	(11,802)

Property, equipment and software, net	7,806	14,317